Restricted Shares for Long Term Incentive Plans (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment, performance period of plan	3 years
Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
restriction on transferability	3 years
LTIP 3-year plan	2011-12-13	2010-11-12	2009-10-11
Number of shares issued	298,813	792,428	243,266
Average share value on date of issuance	$ 126.17	$ 83.64	$ 69.10
Total value	$ 37,701	$ 66,278	$ 16,810
Stock-based compensation expense	31,688	34,127	41,886
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	12,353	14,580	15,010
Stock-based compensation expense	$ 1,304	$ 1,137	$ 1,200